                             -  BT INSTITUTIONAL FUNDS  -




             ------------------------------------------------------------

                              INTERNATIONAL EQUITY FUND

             ------------------------------------------------------------






                                    ANNUAL REPORT
             ------------------------------------------------------------
                                    SEPTEMBER-1997

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . .3

       INTERNATIONAL EQUITY FUND

         Statement of Assets and Liabilities . . . . . . . . . . . .7

         Statement of Operations . . . . . . . . . . . . . . . . . .7

         Statement of Changes in Net Assets. . . . . . . . . . . . .8

         Financial Highlights. . . . . . . . . . . . . . . . . . . .8

         Notes to Financial Statements . . . . . . . . . . . . . . .9

         Report of Independent Accountants . . . . . . . . . . . . 10


       INTERNATIONAL EQUITY PORTFOLIO

         Schedule of Portfolio Investments . . . . . . . . . . . . 11

         Statement of Assets and Liabilities . . . . . . . . . . . 14

         Statement of Operations . . . . . . . . . . . . . . . . . 14

         Statement of Changes in Net Assets. . . . . . . . . . . . 15

         Financial Highlights. . . . . . . . . . . . . . . . . . . 15

         Notes to Financial Statements . . . . . . . . . . . . . . 16

         Report of Independent Accountants . . . . . . . . . . . . 18

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this first annual report for the International Equity Fund, providing a review of the markets, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The International Equity Fund (the "Fund") Class I had a total return of 4.97%+ and the Fund Class II had a total return of 5.06%+ for the three month period beginning July 1, 1997 and ending September 30, 1997, as compared to (0.70)% for the Morgan Stanley Capital International ("MSCI") EAFE Index* and 1.20% for the Lipper International Equity Funds Average+**. Since their inception on April 1, 1997, the Fund's Class I Shares have returned 22.40%, and the Fund's Class II Shares have returned 22.50% as of September 30, 1997.

Please note that, given the Fund Shares' April inception date, the following annual review will primarily, though not exclusively, focus on activities for the second half of the fiscal year.

MARKET ACTIVITY
Most of the world's developed markets reached all-time highs during the last twelve months amidst a backdrop of sustainable economic growth and historically low inflation. With U.S. Federal Reserve Board policy makers on hold for the time being and renewed confidence that European economic and monetary convergence will occur, a supportive environment for both bond and stock markets remains in place.

--------------------------------------------------------------------------------
OBJECTIVE
Seeks long term capital appreciation from investments in foreign equity securities or other securities with equity characteristics.++
--------------------------------------------------------------------------------

However, volatility has begun to rise during the past several months and the tendency for individual markets to overshoot in both directions remains a concern. Many European and North American markets experienced double-digit returns in July only to have these gains erased as August's summer doldrums set in. The upward pattern evidenced earlier in the year resumed in September, once normal liquidity returned and the impact of Southeast Asian currency and equity market turmoil was better assessed.

--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS
Equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics; the investments are diversified among several regions.
--------------------------------------------------------------------------------

EUROPE
Although the U.S. market has drawn attention for its record-setting pace during the last twelve months, gaining 40.44%, many European markets have outperformed the S&P 500 Index* even in dollar terms in spite of the strength in the greenback. These include Denmark, Finland, the Netherlands, Norway, Portugal, Spain and Sweden. While fewer European bourses were able to beat the surging U.S. market in the six months ended September 30, 1997, the several that did were concentrated in the periphery: Finland, Italy and Spain. Europe as a whole delivered a more than respectable 22.36% local market return for the half year
period (+18.15% in U.S. dollar terms).   Although the strong dollar lessened the
gain to U.S. investors, it underscored the competitive advantage that continental European industrials enjoy relative to the U.S. and the United Kingdom.

The growing preference for equities by Europeans, spurred by falling risk-free rates and the shrinking role governments are expected to play in providing retirement benefits, have pushed those markets higher. Attractive valuations relative to the S&P 500 Index have also brought steady flows from U.S. investors seeking diversification after a prolonged period of strong performance at home.

       --------------------------------------------------------------
       TEN LARGEST STOCK HOLDINGS
       --------------------------------------------------------------
       Credito Italiano. . . . . . . . . . . . . . . . . . . CRH Plc.
       --------------------------------------------------------------
       Newcourt Credit Group . . . . . . . . . . . Telecom Italia SPA
       --------------------------------------------------------------
       Philips Electronics . . . . . . . . . . . . . UPM - Kymmene OY
       --------------------------------------------------------------
       British Aerospace . . . . . . . . . . . . . . .Nokia Corp. ADR
       --------------------------------------------------------------
       Fomento de Construccione. . . . . . . . . . . . . . Total S.A.
       --------------------------------------------------------------

ASIA
The Japanese stock market continued its annual pattern of offering great promise and profound disappointment. The Nikkei, after falling below 17,500 during first quarter 1997, skyrocketed to a year high 20,680 by the end of June, as unexpectedly strong fiscal year 1996 earnings buoyed the market. Unfortunately, the negative effects of the April 1 consumption tax hike compounded the already weakening economic environment, leading to a steep summer sell-off. With most major equity markets performing strongly and setting new highs this year, the world's second largest equity market fell 15.69% during the past twelve months in dollar terms.

Several markets elsewhere in Asia over the past year saw precipitous falls, led by Thailand, the Philippines and Malaysia, down in dollar terms by 63.68%, 52.06% and 44.68%, respectively. Valuations plummeted to new lows when the region's currency crisis created a downward spiral in economic fundamentals and investor sentiment. Thailand was the catalyst that sent the region into a tailspin. Its own banking and property crises, which resulted from years of over-investment, coupled with deteriorating trade balances, culminated in the flotation of the Thai currency and acceptance of a $17.2 billion International Monetary Fund-led bailout package. Unlike the Mexican peso debacle where the currency damage was fairly contained, the depreciation of the Thai baht set off a wildfire in Southeast Asia where the traditional currency linkage to the dollar was broken throughout the region. Policy responses by shell-shocked governments have been mainly disappointing so far.

-----------------------
* The MSCI EAFE Index includes 1,098 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The S&P 500 Index emphasizes large capitalization stocks. Indexes are unmanaged, and investments cannot be made in an index.
** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+ Past performance is not indicative of future results and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return is calculated from Fund inception date through the end of the period.
++ Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
      ----------------------------------------
      DIVERSIFICATION OF PORTFOLIO INVESTMENTS
      ----------------------------------------
         By Sector as of September 30, 1997
       (PERCENTAGES ARE BASED ON MARKET VALUE)

                    [Chart]

Switzerland 5%                Hong Kong 5%

Germany 7%                    Netherlands 5%

Italy 7%                      Portugal 5%

United Kingdom 7%             Finland 4%

Japan 7%                      Sweden 4%

Short Term                    Canada 4%
Instruments 11%
                              Spain 4%

                              Other 11%+

                              France 14%
---------------------
+   Includes countries with weightings of less than 4%.

The fallout from the recent turmoil has exposed Asia's vulnerabilities, which include the fact that its monetary policy was held hostage by the dollar-linked currency system, its over-dependence on foreign borrowing, huge over-capacity in some sectors of the economy, lax supervision in the financial system, and declining competitiveness. The region as a whole will have to grapple with a new era of currency volatility, higher interest rates, and higher risk premiums. This means lower regional economic growth, more corporate earnings downgrades, and reduced foreign capital inflows.

OTHER MARKETS
Canada continued its strong performance-up 33.65% in US dollars over the last twelve months-reflecting its growing, low inflation economy. Although the Bank of Canada has indicated that further interest rate moves may be necessary to contain inflationary pressure, fundamentals remain quite positive.

Latin American markets, though volatile during the summer in sympathy with weakness in Asia, registered a strong 51.47% dollar return for the year ending September 30. Brazil was particularly affected because of its deteriorating current account balances and overvalued currency. It dropped nearly 20% in August before recovering by over 11% in September. While Mexico was not immune to the spillover effects of devaluation fears, the overwhelming amount of positive economic and corporate news ultimately prevailed. Argentina has been held back by political uncertainty regarding upcoming lower house elections as well as by concern over the growing trade deficit resulting from its strong economic recovery.

INVESTMENT REVIEW
The Fund holds an overweight position in Europe, favoring the continent and its peripheral markets while maintaining an underweighting in the United Kingdom. We temporarily increased exposure to Japan through call options on the Nikkei and on a basket of Japanese city banks but have returned to a significantly underweight position. We lightened our presence in Asia ex-Japan due to our view that the equity and currency market crises there may be long lasting. Exposure was added in Latin American markets to capture reviving consumer demand. Our cash position ended the fiscal year at 6.23%.

Our European holdings reflect our view that restructuring, consolidation and deregulation would fuel corporate earnings growth. Progress towards economic and monetary union (EMU) is likely to create new investment opportunities as European firms position themselves to compete in a larger and broader playing field. We increased our presence in two of Europe's most attractively valued markets, Italy and Finland, while reducing Spain because it appears to be fairly valued. We moved aggressively in Portugal, which will soon be added to the EAFE Index. We also found excellent opportunities in Sweden and Switzerland, raising our weightings in those markets.

The absence of Japanese bank stocks, which make up one of the largest components of the EAFE Index, has led to the appearance that the Fund has underweighted financial services companies. In fact, great values and extraordinary opportunities have led to the Fund adding considerable exposure to this sector elsewhere in the world, in particular in the European arena where, more than in any other sector, consolidation and competition should flourish amidst the open borders provided by European Monetary Union (EMU). We brought several new holdings to this sector into the portfolio from two non-EAFE markets: Portugal and Canada. We added Banco Comercial Portugues SA and BPI-SGPS SA (formerly Banco Portugues de Investimento), based on compelling valuations and excellent growth prospects. We also added the fast-growing Canadian financial services company, Newcourt Credit Group, Inc.

The Fund reduced exposure to consumer-related stocks during the period with the view that Japan's weak economy and the recent plunge in Asian currencies would diminish demand in the formerly robust Asian consumer markets. We sold Japanese retailer Jusco, Hong Kong apparel firm Giordano International Limited, French luxury goods company Christian Dior SA, and in Italy, Gucci Group and Safilo Spa.

We continue to find excellent opportunities in the energy sector, which provides exposure to renewed demand in Europe and elsewhere. Many of the Fund's investments trade at low multiples of net asset value or offer premium yields. Integrated multinationals, such as British Petroleum Company plc and Total SA, and niche exploration and production companies, such as Soco International plc and Gulf Indonesia Resources Ltd., were added to the portfolio.

Healthcare, while attractive long term, remains underweight in the portfolio as a reflection of our preference for specific names rather than a broad holding in the sector. We added Glaxo Wellcome plc, a world leader in anti-ulcer treatments; international drug maker Pharmacia & Upjohn, Inc.; and Roche Holding AG, which manufactures a broad range of pharmaceuticals and health products.

We have maintained a slight overweight in capital equipment stocks and consumer durables, emphasizing companies that have undergone significant restructuring and those that benefit from improving economic growth. Most notable was the addition of Schneider SA, the French electrical machinery and engineering firm, which enjoys a commanding presence in Europe.

We continue to hold a number of positions in technology, one of the world's most promising growth areas. While technology perhaps has been the most volatile sector for many investors, the Fund's mix of

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

diversified consumer-related stocks, such as Sony Corporation, Philips Electronics NV and Nintendo Company, Ltd., and corporate/industrial holdings, such as Dassault Systems SA, SGS-Thomson Microelectronics NV and SAP AG, has generated superior returns with relatively low overall volatility.

We have avoided broad exposure to telecommunications stocks, emphasizing specific high-growth plays, such as Telebras in Brazil, Portugal Telecom, Telefonica de Espana and Telecom Italia. Selling United Utilities plc of the UK, Germany's Berliner Kraft und Licht, and Spain's Iberdrola and Gas Natural because they reached fair value has led to an underweighting in utilities. Although we saw few values in the transportation sector during the period, this is likely to change, as growing economies require such services.

MANAGER OUTLOOK
After the history-making prolonged expansion of the U.S. equity market, investors are seeking ways to find more attractive values while diversifying risk. At the same time in many countries, fixed income instruments have begun to lose their luster, as yields fall and growth in retirement savings becomes a necessity. The combined effect has brought new liquidity to many foreign stock markets that are undervalued relative to the U.S.

In our opinion, continental European markets continue to offer the best prospects, especially in France and in the periphery. European unification should reward companies that have taken the crucial steps required to be successful in the increasingly competitive marketplace. The United Kingdom offers the greatest depth of investment opportunities, second only to the U.S. Unfortunately, valuations have risen considerably and the prospect of higher interest rates, renewed inflation and the negative impact of a strong currency could hamper performance there.

Japan has become a trading market for most of the nineties, as it attempts to deflate the excesses of the bubble years. Until serious measures are undertaken to restructure its inefficient and closed economy, to deregulate key industries, and to improve financial reporting transparency, the Japanese equity market is likely to continue to be range bound. Even within such a restrictive environment, many firms that are trading at U.S.-type multiples have been able to capture investor interest by restructuring to compete globally and heighten sensitivity to shareholder value. These are expected to continue to form the foundation for our Japanese exposure, while options may be used to capture the broad swings of the market.

In Pacific ex-Japan markets, we believe volatility will remain high for some time to come. Thus, despite the market retrenchment, we are hesitant to increase our exposure. In such a destabilizing environment, it is probable that valuations for the equity and currency markets will overshoot on the downside. Southeast Asian economies will need to undergo painful adjustments, which are likely to be prolonged due to their structural nature. Also, it is uncertain whether the political will exists to undertake such a process.

The fundamentals for Hong Kong/China are more favorable, as both economies are experiencing a cyclical upturn. Large foreign reserves, sound current account balances, and moderate inflation are benefiting both markets. However, negative regional sentiment may overshadow the fundamentals. Long term, Hong Kong will benefit from its exposure to China's emerging economy, the more so because its own has achieved a position of maturity. The recently concluded 15th Party Congress confirms that China is dedicated to the reform path through the privatization of state-owned enterprises. In addition to maintaining a presence in Hong Kong/China, we will look to increase our weighting in India as economic reforms and accommodating monetary conditions highlight its potential as the next China.

Latin American markets are beginning to appear fairly valued. Liquidity conditions will not be as favorable as have been seen so far in 1997, but the region should be supported as a newfound safe-haven among emerging markets. Market sentiment for Mexico should remain high as the consumer sector continues to show strong growth. While the perception is that Brazil's risk has increased, the correction has been overdone and market sentiment should improve as privatization efforts continue. Argentina may continue to experience short-term nervousness over elections and its strong correlation to the U.S. market, although we believe there is value to be found in the banking sector.

We will, of course, continue to monitor economic conditions and political initiatives and their effect on financial markets as we seek long-term capital appreciation.

We value your support of the BT Institutional International Equity Fund and look forward to cotinuing to serve your investment needs in the years ahead.



                                  /s/ Michael Levy


                                  /s/ Robert Reiner


                                  /s/ Julie Wang


                      Michael Levy, Robert Reiner and Julie Wang
                              Portfolio Managers of the
                            INTERNATIONAL EQUITY PORTFOLIO
                                  September 30, 1997

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY FUND - CLASS I AND CLASS II, WITH THE MSCI EAFE INDEX SINCE APRIL 1, 1997.


                           International Equity    MSCI EAFE Index
                          Fund -Class I - $11,860    - $11,218

April-97                          10000               10000
Jun-97                            11298               11238
Sep-97                            11860               11218
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                     TOTAL RETURN
                               ENDED SEPTEMBER 30, 1997
                    CLASS I                      CLASS II

                Since 4/1/97*                 Since 4/1/97*
                     22.4%                         22.5%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           International Equity   MSCI EAFE Index
                          Fund-Class II - $11,870    - $11,218


Apr-97                            10000               10000
Jun-97                            11298               11238
Sep-97                            11870               11218
--------------------------------------------------------------------------------

Past performance is not indicative of future performance. THE FUND IS NOT INSURED BY THE FDIC AND IS NOT A DEPOSIT, OBLIGATION OF OR GUARANTEED BY BANKERS TRUST COMPANY. THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investment in International Equity Portfolio, at Value . . . . $  45,729,838
  Receivable for Shares of Beneficial Interest Subscribed. . . .     5,001,700
  Due from Bankers Trust . . . . . . . . . . . . . . . . . . . .        24,525
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . .        49,266
                                                                  -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .    50,805,329
                                                                  -------------
LIABILITIES
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . .        28,573
                                                                  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $  50,776,756
                                                                  -------------
                                                                  -------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . $  48,881,244
  Undistributed Net Investment Income. . . . . . . . . . . . . .        58,795
  Undistributed Net Realized Gain from Investments,
    Options and Forward Foreign Currency Transactions. . . . . .       671,624
  Net Unrealized Appreciation on Investments, Options,
    Foreign Currencies and Forward Foreign Currency Contracts. .     1,165,093
                                                                  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $  50,776,756
                                                                  -------------
                                                                  -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding)
  Class I+ . . . . . . . . . . . . . . . . . . . . . . . . . . . $       12.24
                                                                  -------------
                                                                  -------------
  Class II++ . . . . . . . . . . . . . . . . . . . . . . . . . . $       12.25
                                                                  -------------
                                                                  -------------


+ Net asset value, redemption price and offering price per share (based on net assets of $42,566,158 and 3,477,210 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).
++Net asset value, redemption price and offering price per share (based on net assets of $8,210,598 and 670,318 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE PERIOD APRIL 1, 1997* THROUGH SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from International Equity Portfolio, net. . . $      65,002
                                                                  -------------

EXPENSES
  Administration and Services Fees - Class I . . . . . . . . . .        29,152
  Administration and Services Fees - Class II. . . . . . . . . .         4,337
  Shareholder Reports. . . . . . . . . . . . . . . . . . . . . .        10,000
  Shareholder Reports - Class I. . . . . . . . . . . . . . . . .         5,000
  Shareholder Reports - Class II . . . . . . . . . . . . . . . .         4,000
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . .        12,800
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . .        10,000
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .           704
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . .           282
                                                                  -------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . .        76,275
  Less:  Expenses Absorbed by Bankers Trust - Class I. . . . . .       (36,426)
         Expenses Absorbed by Bankers Trust - Class II . . . . .       (13,648)
                                                                  -------------
       Net Expenses. . . . . . . . . . . . . . . . . . . . . . .        26,201
                                                                  -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .        38,801
                                                                  -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
 OPTIONS, FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
  Net Realized Gain from Investment Transactions . . . . . . . .       671,625
  Net Realized Loss from Foreign Currencies and Forward
   Foreign Currency Transactions . . . . . . . . . . . . . . . .       (77,719)
  Net Realized Loss from Option Transactions . . . . . . . . . .        (1,628)
  Net Change in Unrealized Appreciation on Investments,
   Options, Foreign Currencies and Forward Foreign
   Currency Contracts. . . . . . . . . . . . . . . . . . . . . .     1,165,093
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
   OPTIONS, FOREIGN CURRENCIES AND FORWARD
   FOREIGN CURRENCY CONTRACTS. . . . . . . . . . . . . . . . . .     1,757,371
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . $   1,796,172
                                                                  -------------
                                                                  -------------

--------------------------
* Commencement of operations

                     See Notes to Financial Statements on Page 9

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INTERNATIONAL EQUITY FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                                 APRIL 1, 1997*
                                                                     THROUGH
                                                                   SEPTEMBER 30,
                                                                       1997
                                                                 --------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . $      38,801
  Net Realized Gain from Investments, Options,
    Foreign Currencies and Futures Transactions. . . . . . . . .       592,278
  Net Change in Unrealized Appreciation on
    Investments, Options, Foreign Currencies
    and Forward Foreign Currency Contracts . . . . . . . . . . .     1,165,093
                                                                  -------------
Net Increase in Net Assets from Operations . . . . . . . . . . .     1,796,172
                                                                  -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .            --
  Net Realized Gain from Investment Transactions . . . . . . . .            --
                                                                  -------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . .            --
                                                                  -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net Increase Resulting from Class I Shares (Note 3). . . . . .    41,615,668
  Net Increase Resulting from Class II Shares (Note 3) . . . . .     7,364,916
                                                                  -------------
Net Increase from Capital Transactions in Shares
  of Beneficial Interest . . . . . . . . . . . . . . . . . . . .    48,980,584
                                                                  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . .    50,776,756
                                                                  -------------
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . .            --
                                                                  -------------
End of Period (includes undistributed net investment
  income of $58,795) . . . . . . . . . . . . . . . . . . . . . . $  50,776,756
                                                                  -------------
                                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the International Equity Fund.



                                                     CLASS I SHARES    CLASS II SHARES
                                                     --------------    ---------------
                                                     FOR THE PERIOD     FOR THE PERIOD
                                                     APRIL 1, 1997*     APRIL 1, 1997*
                                                        THROUGH             THROUGH
                                                      SEPTEMBER 30,       SEPTEMBER 30,
                                                          1997                1997
                                                     --------------    ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . .         $     10.00         $     10.00
                                                     ------------        ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . .                0.00+               0.04
  Net Realized and Unrealized Gain on
    Investment, Option and Foreign
    Currency Transactions. . . . . . . . . .                2.24                2.21
                                                     ------------        ------------
Total from Investment Operations . . . . . .                2.24                2.25
                                                     ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . .                  --                  --
  Net Realized Gain from
    Investment Transactions. . . . . . . . .                  --                  --
                                                     ------------        ------------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . .                  --                  --
                                                     ------------        ------------
NET ASSET VALUE, END OF PERIOD . . . . . . .            $  12.24            $  12.25
TOTAL INVESTMENT RETURN. . . . . . . . . . .                22.4%               22.5%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) .           $  42,566            $  8,211
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . .                0.20%**             0.85%**
    Expenses, including expenses of the
      International Equity Portfolio . . . .                0.95%**             0.80%**
    Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust . . . . . . . . . . .                0.67%**             0.64%**


-------------------
*   Commencement of operations
**  Annualized
+   Less than $0.01

                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION
BT Institutional Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The International Equity Fund (the "Fund") is offered to investors by its respective Trust.

The International Equity Fund offers two classes of shares to investors: Class I and Class II shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest on April 1, 1997.

The Class I and Class II shares commenced operations and began offering shares of beneficial interest on April 1, 1997.

The portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio"). The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1997, the Fund's investment was 8% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C. ORGANIZATIONAL EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration is being amortized over a five year period.

D.  DIVIDENDS
It is the Fund's policy to declare and distribute dividends annually for International Equity Index to shareholders from net investment income and net realized short-term and long-term capital gains, if any. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

E.  FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the period ended September 30, 1997, the Fund reclassified a loss of $88,552 from undistributed net realized gains to undistributed net investment income, increased undistributed net investment income by $108,546 and decreased undistributed net realized gains by $9,206 resulting in a net decrease of $99,340 to paid-in-capital.

F.  OTHER
The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Fund or Class are charged to that Fund or Class, while expenses which are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.40 of 1% and 0.15 of 1% of average daily net assets for Class I and Class II, respectively. For the year ended September 30, 1997, this fee aggregated $29,152 and $4,337 for Class I and Class II, respectively.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows:
International Equity Fund Class I shares to 0.30 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.95 of 1% of the average daily net assets of the Class, including expenses of the Portfolio; International Equity Fund Class II shares to 0.15 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio, and 0.80 of 1% of the average daily net assets of the Class, including expenses of the Portfolio. For the year ended September 30, 1997, expenses have been reduced by $36,426 and $13,648 for Class I and Class II, respectively.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Funds.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                               CLASS I SHARES              CLASS II SHARES
                            FOR THE PERIOD ENDED         FOR THE PERIOD ENDED
                            SEPTEMBER 30, 1997*          SEPTEMBER 30, 1997*
                            --------------------         --------------------
                            SHARES        AMOUNT         SHARES        AMOUNT
                            ------        ------         ------        ------

Sold                    3,500,360  $  41,890,813      1,871,504  $  21,815,000
Reinvested                     --             --             --             --
Redeemed                  (23,150)      (275,145)    (1,201,186)   (14,450,084)
                        ---------  -------------      ---------  -------------
Net Increase            3,477,210  $  41,615,668        670,318  $   7,364,916
                        ---------  -------------      ---------  -------------
                        ---------  -------------      ---------  -------------

* Commencement of operations for the International Equity Fund Class I and Class II Shares was April 1, 1997.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the International Equity Fund (one of the Funds comprising BT Institutional Funds) as of September 30, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 1, 1997 (Commencement of Operations) through September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Fund of BT Institutional Funds as of September 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period April 1, 1997 through September 30, 1997, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 26, 1997

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

     Shares   Description                                             Value
     ------   -----------                                             -----

              COMMON STOCKS - 93.08%
              AUSTRALIA - 2.13%
     92,700   Brambles Industries Ltd. (Transportation) . .      $  1,930,084
    411,600   Colonial Ltd. (Investment Management) (a) . .         1,355,373
  1,265,391   Goodman Fielder Ltd. (Food) . . . . . . . . .         2,043,563
  1,508,616   National Mutual Holdings Ltd. (Insurance) . .         2,545,618
    344,200   TABCORP Holdings Ltd. (Leisure Time). . . . .         1,744,887
    271,000   Woodside Petroleum Ltd. (Oil) . . . . . . . .         2,585,113
                                                                  ------------
                                                                   12,204,638
                                                                  ------------

              AUSTRIA - 1.12%
     42,800   OMV AG (Oil/Gas). . . . . . . . . . . . . . .         6,387,443
                                                                  ------------

              BELGIUM - 0.99%
     55,700   Credit Communal Holding/Dexia (Banks) . . . .         5,654,978
                                                                  ------------

              BOTSWANA - 0.19%
    850,000   Sechaba Breweries Ltd. (Beverages). . . . . .         1,061,565
                                                                  ------------

              BRAZIL - 0.86%
    132,270   Companhia Paranaense de Energia-Copel,
                ADR (Electric) (a). . . . . . . . . . . . .         2,281,658
 22,941,000   Telecommunicacoes Brasileiras-
              Telebras (Telecommunications) . . . . . . . .         2,648,810
                                                                  ------------
                                                                    4,930,468
                                                                  ------------

              CANADA - 4.23%
    136,600   Bank of Montreal (Financial Services) . . . .         5,818,440
    184,600   Ispat International NV (Other Non-Ferrous) (a)        5,284,175
    198,000   Newcourt Credit Group, Inc. (Finance) . . . .         7,438,603
    114,900   Royal Bank of Canada (Financial Services) . .         5,641,966
                                                                  ------------
                                                                   24,183,184
                                                                  ------------

              FINLAND - 4.48%
    160,600   KCI Konecranes International Corp.
                 (Capital Equipment). . . . . . . . . . . .         6,653,186
     72,355   Nokia AB, ADR-A (Telecommunications). . . . .         6,787,803
    250,550   Rauma Group (Machinery) . . . . . . . . . . .         5,213,472
    250,300   UPM-Kymmene Corp. (Forest Products) . . . . .         6,960,143
                                                                  ------------
                                                                   25,614,604
                                                                  ------------


              FRANCE - 13.90%
     28,807   Accor SA (Lodging). . . . . . . . . . . . . .         5,322,220
     85,500   AXA-UAP (Insurance) . . . . . . . . . . . . .         5,736,320
     87,248   Banque Nationale de Paris (Banks) . . . . . .         4,396,080
     20,780   Christian Dior (Consumer Goods) . . . . . . .         2,805,836
     30,800   Compagnie Generale des Eaux (Diversified) . .         3,624,018
     92,000   Dassault Systemes SA (Computer Software). . .         5,888,000
     47,000   Elf Aquitaine SA (Energy) . . . . . . . . . .         6,274,906
     19,920   Groupe Danone (Food Processing) . . . . . . .         3,139,678
     51,600   Lyonnaise des Eaux SA (Diversified) . . . . .         5,758,268
    101,439   Michelin-B (Tire & Rubber). . . . . . . . . .         5,762,608
     58,900   Total SA-B (Oil & Gas). . . . . . . . . . . .         6,741,698
    210,200   Renault SA (Auto) (a) . . . . . . . . . . . .         6,232,794
    101,932   Schneider SA (Electronics). . . . . . . . . .         6,434,973
     57,910   SGS-Thomson Microelectronics NV
                  (Semiconductors) (a). . . . . . . . . . .         5,436,301
    298,100   Usinor Sacilor (Steel). . . . . . . . . . . .         6,025,115
                                                                  ------------
                                                                   79,578,815
                                                                  ------------


              GERMANY - 6.79%
     45,300   Adidas AG (Consumer Goods) (b). . . . . . . .         5,896,541
     70,200   Daimler-Benz AG (Autos & Trucks). . . . . . .         5,795,018
     97,600   Hoechst AG (Chemicals) (a). . . . . . . . . .         4,332,375
     22,600   SAP AG-Vorzug (Software). . . . . . . . . . .         6,039,633
     34,600   SGL Carbon AG (Diversified) . . . . . . . . .         5,083,626
     22,100   Thyssen AG (Steel). . . . . . . . . . . . . .         5,155,247
      9,470   Volkswagen AG (Consumer Goods). . . . . . . .         6,578,921
                                                                  ------------
                                                                   38,881,361
                                                                  ------------

              HONG KONG - 5.47%
  4,879,000   Beijing Datang Power Generation Co. Ltd.
                  (Electric) (a). . . . . . . . . . . . . .         2,742,605
  1,502,000   First Tractor Co. Ltd.-H (Machinery) (a). . .         1,232,500
    222,000   Cheung Kong Holdings Ltd. (Real Estate) . . .         2,495,833
    767,500   China Everbright International Ltd. (Steel) (a)         535,569
  3,736,000   China Foods Holdings Ltd. (Food). . . . . . .         2,558,739
    880,000   China Resources Enterprises Ltd.
                  (Real Estate) . . . . . . . . . . . . . .         3,684,435
  1,752,000   Cosco Pacific Ltd. (Commercial Services). . .         3,113,006
  1,411,000   Gaungnan Holdings (Misc. Distributors). . . .         1,732,183
    270,000   Hutchison Whampoa Ltd. (Diversified). . . . .         2,660,400
    395,000   New World Development Co. Ltd.
                  (Real Estate) . . . . . . . . . . . . . .         2,388,835
  2,076,000   NG Fung Hong (Foods). . . . . . . . . . . . .         2,494,902
  5,386,000   Perfect Treasure Holding Ltd.
                  (Distribution/Wholesale). . . . . . . . .         2,453,402
    350,000   Shanghai Industrial Holdings Ltd.
                  (Diversified) . . . . . . . . . . . . . .         2,175,486
  2,926,000   Texwinca Holdings Ltd. (Textile). . . . . . .         1,058,706
                                                                  ------------
                                                                   31,326,601
                                                                  ------------

              HUNGARY - 0.48%
    124,500   Mol Magyar Olaj Es Gazipari
                 (Oil-International) (b). . . . . . . . . .         2,731,144
                                                                  ------------

              INDIA - 0.30%
    101,700   Videsh Sanchar Nigam Ltd. (Telecom
                  Services) . . . . . . . . . . . . . . . .         1,703,475
                                                                  ------------

              INDONESIA - 0.70%
  1,080,000   Citra Marga Nusaphala Persada PT
                  (Capital Equipment) . . . . . . . . . . .           330,275
    194,100   Fiskaragung Perkasa PT (Food) . . . . . . . .           115,748
    120,500   Gulf Indonesia Resources Ltd. (Oil) (a) . . .         2,696,188
  1,635,600   Lippo Life Insurance PT (Insurance) (a) . . .           325,119
    255,000   Ramayana Lestari Sentosa PT (Retail). . . . .           526,376
                                                                  ------------
                                                                    3,993,706
                                                                  ------------

              IRELAND - 3.25%
    463,600   Bank of Ireland (Finance) . . . . . . . . . .         5,790,799
    630,800   CRH Plc. (Building Materials) . . . . . . . .         7,198,805
  1,685,100   Jefferson Smurfit Group Plc. (Packaging &
                  Container). . . . . . . . . . . . . . . .         5,641,125
                                                                  ------------
                                                                   18,630,729
                                                                  ------------

              ITALY - 7.00%
  1,822,400   Autostrade Concessioni E Costruzioni
                  Autostrade SPA (Transportation) . . . . .         4,065,853
    265,000   Banca Nazionale del Lavoro (Finance). . . . .         2,940,008
    887,300   Bulgari SPA (Retail). . . . . . . . . . . . .         5,648,301
    804,800   ENI SPA (Oil/Gas) (a) . . . . . . . . . . . .         5,069,496
     12,700   ENI SPA, ADR (Oil) (a). . . . . . . . . . . .           797,719
  3,023,100   Credito Italiano (Banks). . . . . . . . . . .         8,181,194
  3,738,000   Parmalat Finanziaria SPA (Financial
                  Services) . . . . . . . . . . . . . . . .         6,411,775
  1,046,200   Telecom Italia SPA (Telecommunications) . . .         6,972,040
                                                                  ------------
                                                                   40,086,386
                                                                  ------------


                See Notes to Financial Statements on  Pages 16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

     Shares   Description                                             Value
     ------   -----------                                             -----

              JAPAN - 7.40%
     92,600   AJL Peps Trust (Consumer Goods) . . . . . . .      $  1,475,813
    194,000   Canon, Inc. (Capital Equipment) . . . . . . .         5,672,327
    144,000   Fuji Photo Film Co. (Chemicals) . . . . . . .         5,939,866
     62,500   Nintendo Corp. Ltd. (Electronics) . . . . . .         5,849,830
    170,000   Sankyo Co. Ltd. (Pharmaceuticals) . . . . . .         5,885,861
     61,200   Sony Corp. (Electronics). . . . . . . . . . .         5,778,845
    494,000   Takashimaya Co. Ltd. (Retail) . . . . . . . .         5,073,800
    223,000   Takeda Chemical Industries
                  (Pharmaceuticals) . . . . . . . . . . . .         6,686,491
                                                                  ------------
                                                                   42,362,833
                                                                  ------------

              MALAYSIA - 0.21%
    379,000   United Engineers Ltd. (Engineering &
                  Construction) . . . . . . . . . . . . . .         1,215,980
                                                                  ------------

              MEXICO - 1.06%
    187,100   Grupo Elektra SA de CV (Retail) . . . . . . .         2,988,595
     86,400   Grupo Televisa, GDR (Broadcasting) (a). . . .         3,094,200
                                                                  ------------
                                                                    6,082,795
                                                                  ------------

              NETHERLANDS - 4.65%
    117,023   ING Groep NV (Financial Services) . . . . . .         5,362,665
    192,478   Koninklijke Ahold NV (Food) . . . . . . . . .         5,205,246
     82,500   Koninklijke Nederlandsche Hoogovens en
                  Staalfabrieken NV (Metal Processors). . .         5,345,456
     87,350   Philips Electronics NV (Electronics). . . . .         7,394,059
    132,300   Vedior NV CVA (Human Resources) . . . . . . .         3,291,872
                                                                  ------------
                                                                   26,599,298
                                                                  ------------

              PORTUGAL - 4.50%
    131,631   Banco Comercial Portugues, SA (Banks) . . . .         2,780,730
    125,295   BPI-SGPS, SA (Finance). . . . . . . . . . . .         2,853,756
    127,100   Cimpor-Cimentos de Portugal SA (Building
                  Products) . . . . . . . . . . . . . . . .         3,436,816
    294,900   Electricidade de Portugal SA (Electric) (a) .         5,065,827
    137,600   Portugal Telecom SA (Telephone) . . . . . . .         5,970,469
     69,700   Telecel-Comunicacaoes Pessoais, SA
                  (Telecommunications) (a). . . . . . . . .         5,657,216
                                                                  ------------
                                                                   25,764,814
                                                                  ------------

              RUSSIA - 1.02%
     36,700   Tatneft ADR (Oil) (b) . . . . . . . . . . . .         5,816,950
                                                                  ------------

              SINGAPORE - 0.70%
    386,000   Datacraft Asia Ltd. (Telecommunication
                  Equipment). . . . . . . . . . . . . . . .         1,227,480
    134,000   Development Bank of Singapore Ltd.
                  (Banks) . . . . . . . . . . . . . . . . .         1,366,275
    329,000   Venture Manufacturing (Singapore) Ltd.
                  (Computer Services) . . . . . . . . . . .         1,397,712
                                                                  ------------
                                                                    3,991,467
                                                                  ------------

              SOUTH AFRICA - 0.30%
     17,570   Liberty Life Association of Africa (Finance).           512,498
    187,816   Persetel Holdings Ltd. (Computers-Info Tech).         1,232,637
                                                                  ------------
                                                                    1,745,135
                                                                  ------------

              SPAIN - 3.71%
    104,200   Aldeasa, SA (Retail) (a). . . . . . . . . . .         2,284,199
    103,500   Banco Popular Espanol SA (Banks). . . . . . .         6,660,857
     47,224   Fomento de Construcciones y Contratas
                  (Capital Equipment) . . . . . . . . . . .         7,281,303
    159,950   Telefonica de Espana (Telecommunications) . .         5,028,930
                                                                  ------------
                                                                   21,255,289
                                                                  ------------

              SWEDEN - 4.41%
    212,233   Astra AB-A (Drugs). . . . . . . . . . . . . .         3,918,578
    442,400   Castellum AB (Real Estate) (a). . . . . . . .         4,259,176
     82,300   Electrolux AB-Ser. B (Furniture). . . . . . .         6,436,386
    128,400   Nordbanken AB (Finance) . . . . . . . . . . .         4,385,836
     11,200   Svedala Industries (Capital Equipment). . . .           261,445
    208,100   Volvo AB-B (Autos & Trucks) . . . . . . . . .         5,969,238
                                                                  ------------
                                                                   25,230,659
                                                                  ------------

              SWITZERLAND - 4.86%
      3,740   ABB AG-Bearer (Engineering) . . . . . . . . .         5,516,133
     15,200   Adecco SA (Commercial Services) . . . . . . .         6,122,702
      3,390   Novartis AG (Medical) . . . . . . . . . . . .         5,205,329
        573   Roche Holding AG-Genusschine
                  (Pharmaceuticals) . . . . . . . . . . . .         5,089,651
     13,500   Zurich Vericherungs-Gesellschaft (Insurance).         5,884,115
                                                                  ------------
                                                                   27,817,930
                                                                  ------------

              THAILAND - 0.25%
    106,600   PTT Exploration & Production (Energy) . . . .         1,427,207
                                                                  ------------

              UNITED KINGDOM - 7.36%
    248,800   Barclays Plc. (Banks) . . . . . . . . . . . .         6,730,008
    274,700   British Aerospace Plc. (Aerospace). . . . . .         7,381,788
    497,200   British Land Co. Plc. (Real Estate) . . . . .         5,236,713
     66,260   British Petroleum Plc., ADR (Oil) . . . . . .         6,017,236
    211,200   Glaxo Wellcome Plc. (Pharmaceuticals) . . . .         4,757,650
    493,100   Ionica Group Plc. (Telecom Services) (a). . .         3,054,784
    428,200   Millennium & Copthorne Hotels Plc.
                  (Services). . . . . . . . . . . . . . . .         2,984,747
    930,200   SOCO International Plc. (Oil) (a) . . . . . .         5,973,163
                                                                  ------------
                                                                   42,136,089
                                                                  ------------

              UNITED STATES - 0.41%
     64,200   Pharmacia & Upjohn, Inc. (Medical). . . . . .         2,343,300
                                                                  ------------

              Venezuela - 0.35%
  1,235,561   Electricidad de Caracas (Utilities) . . . . .         1,991,799
          2   Mavesa SA, ADR (Consumer Goods) (b) . . . . .                17
                                                                  ------------
                                                                    1,991,816
                                                                  ------------

TOTAL COMMON STOCKS (Cost $424,422,419) . . . . . . . . . .       532,750,659
                                                                  ------------


Principal
 Amount
---------

              CORPORATE DEBT NON-CONVERTIBLE - 0.37%
              SOUTH AFRICA - 0.37%
 $1,590,000   Liberty Life International, 6.50%, 9/30/04
                  (Finance) . . . . . . . . . . . . . . . .         2,138,550
                                                                  ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $2,006,727). . .         2,138,550
                                                                  ------------

 Shares
--------

              PREFERRED STOCKS CONVERTIBLE - 0.32%
              SOUTH AFRICA - 0.32%
    136,750   Sasol Ltd. 8.50% Common (Diversified) (a) . .         1,818,445
                                                                  ------------

TOTAL PREFERRED STOCKS CONVERTIBLE (Cost $1,656,020). . . .         1,818,445
                                                                  ------------

                See Notes to Financial Statements on  Pages  16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

     Shares   Description                                             Value
     ------   -----------                                             -----

              SHORT TERM INSTRUMENTS - 11.11%
              U.S.A. - 11.11%
 63,588,544   BT Institutional Cash Management Fund
                  (Cost $63,588,544). . . . . . . . . . . .       $ 63,588,544
                                                                   ------------

              OPTIONS - 0.27%
        275   Merrill Lynch Euro Bonds. . . . . . . . . . .              1,787
      1,396   Nikkei 225 Index. . . . . . . . . . . . . . .          1,570,000
                                                                   ------------

TOTAL OPTIONS (Cost $2,386,750) . . . . . . . . . . . . . .          1,571,787
                                                                   ------------

TOTAL INVESTMENTS (Cost $494,060,460) . . .          105.15%       601,867,985
Liabilities in Excess of Other Assets . . .           (5.15)%      (29,463,123)
                                                ------------       ------------
NET ASSETS    . . . . . . . . . . . . . . .          100.00%     $ 572,404,862
                                                ------------       ------------

-----------------------
(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

    Industry Diversification (as a percentage of Total Investments):

    Money Market . . . . . . . . . . . . . . . . . . . . . . . . . .     10.59%
    Banks. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10.53%
    Consumer Goods . . . . . . . . . . . . . . . . . . . . . . . . .      8.05%
    Oil and Gas. . . . . . . . . . . . . . . . . . . . . . . . . . .      6.53%
    Telecommunications . . . . . . . . . . . . . . . . . . . . . . .      6.30%
    Pharmaceuticals. . . . . . . . . . . . . . . . . . . . . . . . .      5.65%
    Leisure. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.19%
    Autos. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.06%
    Diversified. . . . . . . . . . . . . . . . . . . . . . . . . . .      4.59%
    Food . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3.08%
    Capital Equipment. . . . . . . . . . . . . . . . . . . . . . . .      3.02%
    Finance. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.72%
    Retail . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.68%
    Insurance. . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.50%
    Real Estate. . . . . . . . . . . . . . . . . . . . . . . . . . .      2.40%
    Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.17%
    Paper. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.10%
    Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.07%
    Computer Software. . . . . . . . . . . . . . . . . . . . . . . .      1.99%
    Steel. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.88%
    Services . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.57%
    Transportation . . . . . . . . . . . . . . . . . . . . . . . . .      1.52%
    Electronics. . . . . . . . . . . . . . . . . . . . . . . . . . .      1.31%
    Aerospace. . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.23%
    Machinery. . . . . . . . . . . . . . . . . . . . . . . . . . . .      1.07%
    Other* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.20%
                                                                         -------
                                                                         100.00%
                                                                         -------
                                                                         -------

*  No one industry represents more than 1.00% of the Portfolio.





                See Notes to Financial Statements on  Pages  16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investment, at Value (Cost of $494,060,460). . . . . . . . . . $ 601,867,985
  Cash*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4,008,112
  Receivable for Securities Sold . . . . . . . . . . . . . . . .    17,492,290
  Unrealized Appreciation on Forward Foreign Currency Contracts.       526,907
  Receivable for Foreign Taxes Withheld. . . . . . . . . . . . .       439,376
  Dividends and Interest Receivable. . . . . . . . . . . . . . .       873,064
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . .        15,339
                                                                  -------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .   625,223,073
                                                                  -------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . .       540,112
  Payable for Securities Purchased . . . . . . . . . . . . . . .    48,824,964
  Unrealized Depreciation on Forward Foreign Currency Contracts.     3,433,288
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . .        19,847
                                                                  -------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .    52,818,211
                                                                  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 572,404,862
                                                                  -------------
                                                                  -------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . .$  467,485,165
  Net Unrealized Appreciation on Investments,
  Options, Foreign Currencies and Forward
    Foreign Currency Contracts . . . . . . . . . . . . . . . . .   104,919,697
                                                                  -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 572,404,862
                                                                  -------------
                                                                  -------------
-----------------
* Includes foreign cash of $5,343,391 with a cost of $5,351,946.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $553,160) . . . . $   5,207,630
  Interest (net of foreign withholding tax of $9,090). . . . . .     1,143,558
                                                                  -------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .     6,351,188
                                                                  -------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . .     2,060,310
  Administration and Services Fees . . . . . . . . . . . . . . .       475,456
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . .        28,500
  Transfer Tax . . . . . . . . . . . . . . . . . . . . . . . . .        20,454
  Miscellaneous Fees . . . . . . . . . . . . . . . . . . . . . .         2,945
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . .         2,035
                                                                  -------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . .     2,589,700
  Less: Expenses Absorbed by Bankers Trust . . . . . . . . . . .      (529,390)
                                                                  -------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . .     2,060,310
                                                                  -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .     4,290,878
                                                                  -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
  OPTIONS, FORWARD CURRENCIES AND FORWARD FOREIGN
  CURRENCY CONTRACTS
  Net Realized Gain/(Loss) from:
    Investment Transactions. . . . . . . . . . . . . . . . . . .     8,795,606
    Foreign Currency Transactions. . . . . . . . . . . . . . . .     1,940,056
    Net Realized Loss from Option Transactions . . . . . . . . .      (679,308)
  Net Change in Unrealized Appreciation on Investments,
   Options, Foreign Currencies and Forward Foreign
    Currency Contracts . . . . . . . . . . . . . . . . . . . . .    85,109,689
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
  OPTIONS, FOREIGN CURRENCIES AND FORWARD FOREIGN
  CURRENCY CONTRACTS . . . . . . . . . . . . . . . . . . . . . .    95,166,043
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . $  99,456,921
                                                                  -------------
                                                                  -------------


                See Notes to Financial Statements on  Pages  16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                          FOR THE             FOR THE
                                                                         YEAR ENDED          YEAR ENDED
                                                                          SEPTEMBER           SEPTEMBER
                                                                          30, 1997            30, 1996
                                                                       --------------      --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .      $    4,290,878      $    2,056,967
  Net Realized Gain from Investment,
     Options and Foreign Currency Transactions . . . . . . . . .          10,056,354           6,127,926
  Net Change in Unrealized Appreciation on Investments,
     Options, Foreign Currencies and Forward Foreign
     Currency Contracts. . . . . . . . . . . . . . . . . . . . .          85,109,689           8,042,701
                                                                       --------------      --------------
Net Increase in Net Assets from Operations . . . . . . . . . . .          99,456,921          16,227,594
                                                                       --------------      --------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . .         476,033,118         104,050,782
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . .        (167,898,538)        (38,778,446)
                                                                       --------------      --------------
Net Increase in Net Assets from Capital Transactions . . . . . .         308,134,580          65,272,336
                                                                       --------------      --------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . .         407,591,501          81,499,930
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . .         164,813,361          83,313,431
                                                                       --------------      --------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . .      $  572,404,862      $  164,813,361
                                                                       --------------      --------------
                                                                       --------------      --------------




--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios for each of the periods indicated for the International Equity Portfolio.



                                                        FOR THE                                      FOR THE
                                                      YEAR ENDED          FOR THE PERIOD            YEAR ENDED
                                                     SEPTEMBER 30,      JANUARY 1, 1995 TO         DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                   1997        1996     SEPTEMBER 30, 1995+       1994     1993
                                                 --------    --------   -------------------    --------    ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . $572,405    $164,813        $83,313           $56,042       $33,907
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . .    1.35%       1.76%          2.39%*            1.69%         1.64%
    Expenses . . . . . . . . . . . . . . . . . .    0.65%       0.65%          0.65%*            0.65%         0.65%
    Decrease Reflected in Above Expense
     Ratios Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . . . .    0.17%       0.20%          0.22%*            0.24%         0.39%
     Portfolio Turnover Rate . . . . . . . . . .      63%         68%            21%               15%           17%
     Average Commission per Share**. . . . . . . $ 0.0104     $0.0099


----------------------
+ On August 2, 1995, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
*   Annualized
** For the fiscal years beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

                See Notes to Financial Statements on  Pages  16 and 17

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 4, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the year ended September 30, 1997, this fee aggregated $475,456.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $2,060,310.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1997, expenses of the Portfolio have been reduced $529,390.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended September 30, 1997, the Portfolio paid brokerage commissions of $1,733,727.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1997, were $478,196,599 and $190,174,544, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1997 was $494,060,460. The aggregate gross unrealized appreciation for all investments was $112,508,447 and the aggregate gross unrealized depreciation for all investments was $4,700,922.

--------------------------------------------------------------------------------
NOTE 4--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of September 30, 1997, the International Equity Portfolio had the following open forward foreign currency contracts outstanding:




                                                                                      NET UNREALIZED
                                                                                       APPRECIATION
CONTRACTS TO DELIVER      IN EXCHANGE FOR        SETTLEMENT DATE     VALUE (US$)   (DEPRECIATION) (US$)
-------------------------------------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------------------------------------
CHF      37,833,595       USD    25,160,000        10/03/97         26,139,004         (979,004)
CHF      43,572,000       USD    30,258,333        10/03/97         30,103,634          154,699
DEM      29,682,900       USD    16,770,000        10/10/97         16,865,284          (95,284)
FRF     150,311,675       USD    24,360,000        10/03/97         25,424,413       (1,064,413)
-------------------------------------------------------------------------------------------------------
                                                                   Total Sales       (1,984,002)
-------------------------------------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------------------------------------
CHF       2,350,000       USD     1,617,900        10/01/97          1,618,123              223
CHF      11,943,630       USD     8,408,786        10/03/97          8,251,783         (157,003)
CHF      31,628,370       USD    22,959,037        10/03/97         21,851,852       (1,107,185)
DEM       3,300,000       USD     1,874,148        10/01/97          1,868,418           (5,730)
ESP     157,000,000       USD     1,056,101        10/01/97          1,052,490           (3,611)
ESP      61,000,000       USD       410,498        10/02/97            408,929           (1,569)
FIM       4,600,000       USD       873,860        10/01/97            870,157           (3,703)
FIM       4,810,000       USD       912,713        10/02/97            909,882           (2,831)
GBP      15,829,146       USD    25,200,000        10/03/97         25,571,985          371,985
MXN       1,200,000       USD       154,639        10/01/97            154,331             (308)
NLG       2,900,000       USD     1,462,578        10/01/97          1,457,726           (4,852)
PTE     260,500,000       USD     1,452,467        10/02/97          1,448,188           (4,279)
SEK       9,600,000       USD     1,269,589        10/01/97          1,266,073           (3,516)
-------------------------------------------------------------------------------------------------------
                                                               Total Purchases         (922,379)
-------------------------------------------------------------------------------------------------------
                                                              Net Depreciation       (2,906,381)
-------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest  of the International Equity
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the International Equity Portfolio as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997 and 1996, the period January 1, 1995 to September 30, 1995, and the years ended December 31, 1994 and 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Portfolio as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 26, 1997

                         This page intentionally left blank.

BT INSTITUTIONAL FUNDS
INTERNATIONAL EQUITY FUND



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

                            ------------------------------
              For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                            ------------------------------


                            International Equity Fund - Class I Cusip #055924856
                           International Equity Fund - Class II Cusip #055924849
                                                           STA499/500200 (11/97)